LVIP Wellington SMID Cap Value Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Aerospace & Defense–2.45%
Howmet Aerospace	59,998	$ 1,871,938
Moog Class A	30,253	2,306,186
Spirit AeroSystems Holdings Class A	99,961	4,417,276
		8,595,400
Airlines–0.92%
†JetBlue Airways	210,294	3,215,395
		3,215,395
Auto Components–1.06%
Gentex	112,952	3,725,157
		3,725,157
Banks–13.63%
Ameris Bancorp	73,409	3,808,459
Atlantic Union Bankshares	141,010	5,196,219
BancorpSouth Bank	212,610	6,331,526
SouthState	79,187	5,912,893
Sterling Bancorp	168,839	4,214,221
Synovus Financial	136,055	5,971,454
†Triumph Bancorp	14,846	1,486,530
Western Alliance Bancorp	65,914	7,172,761
Zions Bancorp	124,636	7,713,722
		47,807,785
Building Products–4.46%
†Builders FirstSource	78,532	4,063,246
†JELD-WEN Holding	167,177	4,184,440
†PGT Innovations	95,515	1,824,337
Zurn Water Solution	86,856	5,583,972
		15,655,995
Chemicals–2.30%
Celanese	34,989	5,270,743
FMC	30,380	2,781,593
		8,052,336
Commercial Services & Supplies–1.83%
†Clean Harbors	61,774	6,416,465
		6,416,465
Communications Equipment–4.20%
†Ciena	53,134	2,728,431
†F5 Networks	27,549	5,476,190
†Lumentum Holdings	78,243	6,536,420
		14,741,041
Construction & Engineering–0.83%
†Fluor	182,263	2,910,740
		2,910,740
Construction Materials–0.56%
Buzzi Unicem	86,988	1,975,874
		1,975,874
Containers & Packaging–1.55%
Crown Holdings	54,018	5,443,934
		5,443,934
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.70%
H&R Block	98,484	$ 2,462,100
		2,462,100
Diversified Financial Services–1.68%
Voya Financial	96,144	5,902,280
		5,902,280
Electric Utilities–3.46%
Alliant Energy	70,032	3,920,391
Evergy	65,417	4,068,937
Portland General Electric	88,248	4,146,774
		12,136,102
Electronic Equipment, Instruments & Components–2.08%
†II-VI	55,897	3,318,046
†Rogers	21,282	3,968,667
		7,286,713
Equity Real Estate Investment Trusts–10.71%
American Assets Trust	69,796	2,611,766
American Campus Communities	79,218	3,838,112
Americold Realty Trust	119,395	3,468,425
Essential Properties Realty Trust	167,538	4,677,661
First Industrial Realty Trust	53,512	2,786,905
Gaming and Leisure Properties	124,312	5,758,132
†Host Hotels & Resorts	329,133	5,374,742
Life Storage	21,999	2,524,165
†Ryman Hospitality Properties	77,905	6,520,649
		37,560,557
Food & Staples Retailing–1.44%
†U.S. Foods Holding	145,569	5,045,422
		5,045,422
Food Products–2.01%
†Hostess Brands	299,179	5,196,739
†Sovos Brands	132,493	1,848,278
		7,045,017
Health Care Equipment & Supplies–2.77%
†Avanos Medical	47,051	1,467,991
†Haemonetics	37,453	2,643,807
†Integra LifeSciences Holdings	81,814	5,602,623
		9,714,421
Health Care Providers & Services–4.11%
†Acadia Healthcare	58,623	3,738,975
Encompass Health	77,829	5,840,288
†Molina Healthcare	17,812	4,832,574
		14,411,837
Hotels, Restaurants & Leisure–4.18%
†Bloomin' Brands	89,760	2,244,000
†Boyd Gaming	34,502	2,182,597
†Denny's	174,600	2,852,964
†Six Flags Entertainment	92,460	3,929,550
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts	44,669	$ 3,448,000
		14,657,111
Household Durables–0.64%
Leggett & Platt	50,146	2,248,547
		2,248,547
Insurance–7.28%
†Alleghany	9,163	5,721,469
Assurant	37,004	5,837,381
CNO Financial Group	145,762	3,431,237
Hanover Insurance Group	38,498	4,990,111
Kemper	60,354	4,031,044
Lancashire Holdings	204,357	1,539,090
		25,550,332
Interactive Media & Services–0.30%
†Cargurus	33,500	1,052,235
		1,052,235
Life Sciences Tools & Services–1.66%
†Syneos Health	66,707	5,835,528
		5,835,528
Machinery–7.48%
†Colfax	129,835	5,959,427
†Ingersoll Rand	100,745	5,078,556
Kennametal	119,115	4,077,306
†Meritor	120,981	2,578,105
†Middleby	28,393	4,841,290
SPX FLOW	50,521	3,693,085
		26,227,769
Metals & Mining–1.40%
Reliance Steel & Aluminum	34,462	4,908,078
		4,908,078
Oil, Gas & Consumable Fuels–2.88%
Delek US Holdings	133,785	2,404,116
Diamondback Energy	81,256	7,692,506
		10,096,622
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.49%
Leidos Holdings	54,429	$ 5,232,260
		5,232,260
Road & Rail–0.85%
Knight-Swift Transportation Holdings	58,530	2,993,810
		2,993,810
Semiconductors & Semiconductor Equipment–2.20%
MKS Instruments	27,104	4,090,264
†Tower Semiconductor	121,573	3,635,033
		7,725,297
Textiles, Apparel & Luxury Goods–2.34%
Carter's	25,878	2,516,377
Columbia Sportswear	17,615	1,688,221
Steven Madden	99,244	3,985,639
		8,190,237
Thrifts & Mortgage Finance–1.37%
MGIC Investment	322,313	4,821,803
		4,821,803
Trading Companies & Distributors–1.67%
†AerCap Holdings	101,252	5,853,378
		5,853,378
Total Common Stock (Cost $259,140,628)		345,497,578

MONEY MARKET FUND–1.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	3,525,966	3,525,966
Total Money Market Fund (Cost $3,525,966)		3,525,966

TOTAL INVESTMENTS–99.50% (Cost $262,666,594)	349,023,544
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	1,753,658
NET ASSETS APPLICABLE TO 11,525,517 SHARES OUTSTANDING–100.00%	$350,777,202

† Non-income producing.
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,595,400	$—	$—	$8,595,400
Airlines	3,215,395	—	—	3,215,395
Auto Components	3,725,157	—	—	3,725,157
Banks	47,807,785	—	—	47,807,785
Building Products	15,655,995	—	—	15,655,995
Chemicals	8,052,336	—	—	8,052,336
Commercial Services & Supplies	6,416,465	—	—	6,416,465
Communications Equipment	14,741,041	—	—	14,741,041
Construction & Engineering	2,910,740	—	—	2,910,740
Construction Materials	—	1,975,874	—	1,975,874
Containers & Packaging	5,443,934	—	—	5,443,934
Diversified Consumer Services	2,462,100	—	—	2,462,100
Diversified Financial Services	5,902,280	—	—	5,902,280
Electric Utilities	12,136,102	—	—	12,136,102
Electronic Equipment, Instruments & Components	7,286,713	—	—	7,286,713
LVIP Wellington SMID Cap Value Fund–3

LVIP Wellington SMID Cap Value Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Equity Real Estate Investment Trusts	$37,560,557	$—	$—	$37,560,557
Food & Staples Retailing	5,045,422	—	—	5,045,422
Food Products	7,045,017	—	—	7,045,017
Health Care Equipment & Supplies	9,714,421	—	—	9,714,421
Health Care Providers & Services	14,411,837	—	—	14,411,837
Hotels, Restaurants & Leisure	14,657,111	—	—	14,657,111
Household Durables	2,248,547	—	—	2,248,547
Insurance	24,011,242	1,539,090	—	25,550,332
Interactive Media & Services	1,052,235	—	—	1,052,235
Life Sciences Tools & Services	5,835,528	—	—	5,835,528
Machinery	26,227,769	—	—	26,227,769
Metals & Mining	4,908,078	—	—	4,908,078
Oil, Gas & Consumable Fuels	10,096,622	—	—	10,096,622
Professional Services	5,232,260	—	—	5,232,260
Road & Rail	2,993,810	—	—	2,993,810
Semiconductors & Semiconductor Equipment	7,725,297	—	—	7,725,297
Textiles, Apparel & Luxury Goods	8,190,237	—	—	8,190,237
Thrifts & Mortgage Finance	4,821,803	—	—	4,821,803
Trading Companies & Distributors	5,853,378	—	—	5,853,378
Money Market Fund	3,525,966	—	—	3,525,966
Total Investments	$345,508,580	$3,514,964	$—	$349,023,544
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Wellington SMID Cap Value Fund–4